Description of Plan	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Description of Plan
Description of Plan

1. Description of Plan

The following description of the Waste Management Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description and the plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan sponsored by Waste Management, Inc. (the “Company” or “WMI”), and eligible affiliates (as defined in the Plan) (collectively “Waste Management”) for the benefit of eligible employees and their beneficiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Effective January 1, 2025, the Plan was amended and restated to incorporate prior amendments to the Plan and to adopt further amendments, including certain required provisions of the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019 and the SECURE 2.0 Act.

Merger

Effective January 1, 2026, the Stericycle, Inc. 401(k) Retirement Plan was merged into the Plan. As a result, a receivable of $474,589,601 for the plan merger was recorded in the Statement of Net Assets Available for Benefits as of December 31, 2025.

Administration

The Waste Management, Inc. Benefit Plans Committee (the “Benefit Plans Committee”) has been named to serve as administrator and fiduciary of the Plan. During the 2025 plan year, Bank of America, N.A. (“Bank of America”) served as trustee and recordkeeper of the Plan. Effective January 1, 2026, Fidelity Management Trust Company became trustee and custodian of the Plan and Fidelity Workplace Services, LLC became recordkeeper of the Plan. Cash and cash equivalents held at December 31, 2025 represents cash in transit to the new trustee and recordkeeper which was allocated across the Plan’s various investment options on January 2, 2026.

Eligibility

Employees (as defined by the Plan) are eligible to participate in the Plan following completion of a 90-day period of service (as defined by the Plan).

Individuals who are ineligible to participate in the Plan consist of (a) leased employees; (b) employees whose employment is governed by a collective bargaining agreement that does not provide for participation in the Plan for such individual; (c) individuals providing services to the Company and who are designated as independent contractors; (d) non-resident aliens with no United States source income as defined in Code Section 861(a)(3) and (e) individuals who are participants in certain other pension, retirement, profit-sharing, stock bonus, thrift or savings plans maintained by Waste Management.

Contributions

Participants are permitted to contribute as much as 80% of their eligible annual compensation, as defined by the Plan, and 80% of their annual incentive plan bonus, subject to annual contribution limitations established by the Internal Revenue Service (“Employee Contribution”). In addition, participants that are age 50 or older are eligible to make pre-tax catch-up contributions not to exceed certain limits described in the Plan document. After-tax contributions are not permitted by the

Plan. Participants may also contribute amounts representing distributions from other qualified plans (“Rollover Contributions”).

With respect to each participant whose employment is not governed by a collective bargaining agreement, Waste Management matches 100% of each participant’s Employee Contribution up to 3% of the participant’s eligible annual compensation, as defined by the Plan, plus 50% of the participant’s Employee Contribution on the next 3% of the participant’s eligible annual compensation. Any such employee is automatically enrolled in the Plan at a contribution rate of 3% of eligible compensation, unless changed by the employee.

With respect to each participant whose employment relationship is covered by a collective bargaining agreement, the amount of contributions by Waste Management, if any, is provided for in the applicable collective bargaining agreement.

Nonvested Forfeitures, Unclaimed Distributions and Other

As of December 31, 2025 and 2024, nonvested forfeitures, unclaimed distributions and other unallocated accounts, including settlements, totaled $1,218,752 and $1,466,883, respectively. These accounts will be used to reduce future Waste Management contributions and/or to pay Plan expenses. During 2025, $523,193 from these accounts was used to fund Waste Management’s required contributions and pay Plan expenses.

Investment Options

The Plan offers participants diversified investment options. Prior to the January 1, 2026 change in trustee and recordkeeper, the Plan offered (a) 14 common collective trust funds (including nine target retirement-date funds and a stable value fund); (b) three mutual funds; (c) a WMI common stock fund (which is an Employee Stock Ownership Plan) and (d)  a self-directed brokerage account, which allows participants to select various securities sold on the New York Stock Exchange, NYSE American (formerly the American Stock Exchange) and NASDAQ. Participants direct investment of their accounts among the investment options offered under the Plan. A participant may make such an election on any business day. The Plan utilizes cash equivalents to temporarily hold monies pending settlement for transactions initiated by participants.

If a participant invests in the WMI common stock fund, the participant can elect to receive in cash any dividends paid on the common stock in the participant’s account. If a participant does not make such an election, dividends will automatically be reinvested in the WMI common stock fund. Each participant who has invested in the WMI common stock fund has the right to vote the shares of stock in his or her account with respect to any matter that comes before the shareholders for a vote.

With respect to the self-directed brokerage account, several restrictions apply and a minimum balance is required to participate. Additionally, if a participant invests in the self-directed brokerage account, the participant has the right to vote the shares of securities held in the participant’s account.

Vesting

Participants are immediately vested in their Employee Contributions, Rollover Contributions and Employer Contributions, plus earnings thereon.

Participant Accounts

Each participant’s account is credited with the participant’s Employee Contribution, Rollover Contribution and any Employer Contribution and an allocation of investment income and loss and expenses. Investment income and loss is allocated to a participant’s account based upon a participant’s proportionate share of the funds within the Plan.

Payment of Benefits

Upon retirement, disability or termination of employment, participants or, in the case of a participant’s death, their designated beneficiaries, may make withdrawals from their accounts as specified by the Plan. Prior to termination, participants who have reached age 59-1/2 may withdraw from their accounts. Distributions are made by a single lump-sum payment or direct rollover. Distributions of accounts invested in WMI common stock may be taken in whole shares of common stock or cash.

Participants may make withdrawals from their contributions, including certain earnings on those contributions, in the event of proven financial hardship of the participant.

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded. Participants who are active employees may obtain loans of not less than $1,000 and a maximum of 50% of a participant’s vested accounts (excluding any amounts invested in the self-directed brokerage account) immediately preceding the loan grant date. In no event shall a loan exceed $50,000, reduced by the greater of (a) the highest outstanding balance of loans during the one-year period ending on the date before a new loan is made or modified or (b) the outstanding balance of loans on the date a new loan is made or modified. Not more than one loan shall be outstanding at any time, except for multiple loans which (a) result from a merger of another plan into this Plan or (b) result from a participant’s defaulting on a loan. Interest rates and repayment terms are established by the Benefit Plans Committee. Such loans shall be repaid by payroll deduction or any other method approved by the Benefit Plans Committee. The Benefit Plans Committee requires that: (a) no more than one loan per year be taken by a participant; (b) repayments be made no less frequently than quarterly; (c) loans be repaid over a period not to exceed 60 months and (d) repayments, including interest, be made in equal periodic payments over the term of the loan and applied to principal using a level amortization over the repayment period. Prepayment of a participant’s total principal amount outstanding is allowed at any time.

Administrative Expenses

Administrative expenses of the Plan are generally allocated among participants. Loan administration fees and certain other expenses are charged directly to the account balance of the applicable participant. In 2025, Waste Management elected to pay certain audit and legal fees of the Plan.